Accounts receivable, net	12 Months Ended
Dec. 31, 2021
Accounts Receivable, Net, Current [Abstract]
Accounts receivable, net
6 .	Accounts receivable, net
Accounts receivable, net, consists of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Receivables for technical service fees from borrowers and financial partners	42,082	26,494
Receivables for marketplace service fees from asset management companies	981	1,062
Receivables for marketplace service fees from insurance companies and others	8,285	13,694

Total accounts receivable	51,348	41,250

Allowance for doubtful accounts	(369)	(4,396)

Accounts receivable, net	50,979	36,854

The movements in the allowance for doubtful accounts for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	13,845	4,780	369
Additions	23,182	6,110	1,152
(Charge-off)/Reversal Charge-off	(32,247)	(10,521)	2,875

Balance at end of the year	4,780	369	4,396